Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2020
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments
Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,837,423	82,022	73,256	5,846,189
Other	289,285	5,406	845	293,846

Total	6,126,708	87,428	74,101	6,140,035

Securities not practicable to determine fair value
Public and corporate bonds	32,922

	Yen in millions
	March 31, 2020
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,237,131	196,260	22,092	5,411,299
Other	313,014	9,651	3,416	319,249

Total	5,550,145	205,911	25,508	5,730,548

Securities not practicable to determine fair value
Public and corporate bonds	36,551

Gains and Losses Related to Equity Securities	Gain and losses related to equity securities are as follows:

	Yen in millions
	For the years ended March 31,
	2019	2020
Net gains (losses) recognized on equity securities	(334,636)	(3,837)
Less: Net gains (losses) recognized on equity securities sold	4,836	16,245

Unrealized gains (losses) on equity securities	(339,472)	(20,082)